Tax (Tables)	12 Months Ended
Dec. 31, 2020
Tax
Schedule of current and deferred tax expense

	2020	2019	2018
	£m	£m	£m
Current tax
Charge for the year	(191)	(673)	(1,025)
Over provision in respect of prior years	86	122	125
	(105)	(551)	(900)
Deferred tax
Credit/(charge) for the year	251	38	(280)
(Decrease)/increase in the carrying value of deferred tax assets in respect of UK and Ireland losses	(139)	62	7
(Under)/over provision in respect of prior years	(90)	19	(35)
Tax charge for the year	(83)	(432)	(1,208)

Schedule of reconciliation of actual tax charge from the expected tax charge

	2020	2019	2018
	£m	£m	£m
Expected tax credt/(charge)	67	(804)	(638)
Losses and temporary differences in year where no deferred tax asset recognised	(27)	(4)	(55)
Foreign profits taxed at other rates	(20)	23	(8)
Items not allowed for tax:
- losses on disposals and write-downs	(22)	(71)	(44)
- UK bank levy	(32)	(26)	(38)
- regulatory and legal actions	14	(165)	(203)
- other disallowable items	(70)	(62)	(63)
Non-taxable items:
- Alawwal bank merger gain disposal	—	215	—
- FX recycling on the liquidation of RFS Holdings	—	279	—
- other non-taxable items	28	80	47
Taxable foreign exchange movements	(3)	(1)	(27)
Losses brought forward and utilised	16	27	14
Increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	7	129	7
- Ireland losses	(146)	(67)	—
Banking surcharge	(27)	(199)	(357)
Tax on paid-in equity	61	73	67
UK tax rate change impact (1)	75	—	—
Adjustments in respect of prior years (2)	(4)	141	90
Actual tax charge	(83)	(432)	(1,208)

Notes:

(1)

The Finance Bill 2020 amended the rate of UK corporation tax to 19% for the financial year beginning 1 April 2020. This reverses the rate reduction to 17% for the financial year beginning 1 April 2020 previously enacted. Deferred tax balances previously based on the lower rate have been restated accordingly.

(2)

Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities. Current taxation balances include provisions in respect of uncertain tax positions, in particular in relation to restructuring and other costs where the taxation treatment remains subject to agreement with the relevant tax authorities.

Schedule of deferred tax asset and liability

	2020	2019
	£m	£m
Deferred tax asset	(901)	(1,011)
Deferred tax liability	291	266
Net deferred tax asset	(610)	(745)

Schedule of net deferred tax asset

					Tax
		Accelerated			losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	(528)	220	(159)	349	(936)	96	(958)
Implementation of IFRS16 on 1 January 2019	—	—	—	—	—	(60)	(60)
Acquisitions and disposals of subsidiaries	(1)	(1)	—	18	—	—	16
Charge/(credit) to income statement	28	(43)	41	(81)	(28)	(36)	(119)
Charge/(credit) to other comprehensive income	362	—	—	30	—	(20)	372
Currency translation and other adjustments	—	(4)	—	(1)	13	(4)	4
At 1 January 2020	(139)	172	(118)	315	(951)	(24)	(745)
Charge/(credit) to income statement	15	(234)	33	114	55	(5)	(22)
Charge/(credit) to other comprehensive income	119	—	—	51	—	(7)	163
Currency translation and other adjustments	1	(2)	—	—	(9)	4	(6)
At 31 December 2020	(4)	(64)	(85)	480	(905)	(32)	(610)

Schedule of recognised deferred tax assets in respect of tax losses

	2020	2019
	£m	£m
UK tax losses carried forward
- NWM Plc	62	75
- NWB Plc	592	530
- RBS plc	200	150
- Ulster Bank Limited	8	15
Total	862	770
Overseas tax losses carried forward
UBI DAC	43	181
	905	951